OTHER NONCURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

Other noncurrent assets consisted of the following (dollars in millions):

	2013	2012
Pension assets	$20	$1
Debt issuance costs	32	29
Capitalized turnaround costs	192	127
Spare parts inventory	100	93
Catalyst assets	26	25
Deposits	41	33
Other	47	58

Total	$458	$366